American Funds Emerging Markets Bond Fund®
Investment portfolio
March 31, 2019
unaudited
Bonds, notes & other debt instruments 93.22% Bonds & notes of governments & government agencies outside the U.S. 86.08%	Principal amount (000)	Value (000)
Abu Dhabi (Emirate of) 3.125% 2027	$ 1,600	$ 1,592
Argentine Republic 2.25% 2020[1]	ARS25,577	533
Argentine Republic 4.00% 2020[1]	51,748	1,110
Argentine Republic (Argentina Central Bank 7D Repo Reference Rate) 54.47% 2020[2]	15,105	389
Argentine Republic 2.50% 2021[1]	64,742	1,268
Argentine Republic 6.875% 2021	$ 2,800	2,563
Argentine Republic 5.625% 2022	1,900	1,643
Argentine Republic (Badlar Private Banks ARS Index + 2.00%) 51.542% 2022[2]	ARS63,953	1,434
Argentine Republic 7.50% 2026	$11,300	9,618
Argentine Republic 6.875% 2027	3,400	2,761
Argentine Republic 5.875% 2028	2,000	1,540
Argentine Republic 7.82% 2033[3]	€ 1,238	1,210
Argentine Republic 0% 2035	$ 600	24
Argentine Republic 2.50% 2038 (5.25% on 3/31/2029)[3]	1,484	862
Argentine Republic 6.875% 2048	380	281
Bahrain (Kingdom of) 5.50% 2020	810	818
Bahrain (Kingdom of) 6.125% 2023	2,580	2,704
Bahrain (Kingdom of) 6.75% 2029[4]	520	549
Banque Centrale de Tunisie 6.75% 2023	€ 4,070	4,441
Benin (Republic of) 5.75% 2026	2,010	2,249
Brazil (Federative Republic of) 10.00% 2023	BRL21,399	5,789
Brazil (Federative Republic of) 10.00% 2025	115,948	31,538
Brazil (Federative Republic of) 10.00% 2027	22,000	5,968
Brazil (Federative Republic of) 10.00% 2029	15,000	4,092
Brazil (Federative Republic of) 6.00% 2055[1]	11,562	3,665
Buenos Aires (City of) (Badlar Private Banks ARS Index + 3.25%) 42.415% 2024[2]	ARS39,040	814
Buenos Aires (City of) (Badlar Private Banks ARS Index + 3.75%) 51.138% 2028[2]	57,063	1,145
Cameroon (Republic of) 9.50% 2025	$ 1,600	1,707
Chile (Banco Central de) 4.50% 2026	CLP645,000	980
Colombia (Republic of) 3.875% 2027	$ 800	813
Colombia (Republic of), Series UVL, 3.50% 2021[1]	COP1,682,323	597
Colombia (Republic of), Series B, 7.00% 2022	2,333,200	769
Colombia (Republic of), Series B, 6.25% 2025	28,211,600	8,973
Colombia (Republic of), Series B, 7.50% 2026	15,462,800	5,246
Colombia (Republic of), Series B, 7.75% 2030	490,000	168
Costa Rica (Republic of) 4.25% 2023	$ 1,855	1,762
Costa Rica (Republic of) 4.375% 2025	785	725
Costa Rica (Republic of) 7.00% 2044	3,047	2,915
Cote d’Ivoire (Republic of) 5.375% 2024[4]	900	883
Cote d’Ivoire (Republic of) 5.25% 2030	€ 4,400	4,732
Dominican Republic 8.90% 2023	DOP24,000	474
Dominican Republic 10.50% 2023	39,300	800
Dominican Republic 11.50% 2024	10,000	211
Dominican Republic 5.50% 2025	$ 2,744	2,830
Dominican Republic 6.875% 2026	2,835	3,122
Dominican Republic 6.875% 2026[4]	1,200	1,322
Dominican Republic 10.375% 2026	DOP9,600	195
American Funds Emerging Markets Bond Fund — Page 1 of 11

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Dominican Republic 11.00% 2026	DOP54,400	$ 1,152
Dominican Republic 5.95% 2027[4]	$3,600	3,789
Dominican Republic 5.95% 2027	3,087	3,249
Dominican Republic 11.25% 2027	DOP62,600	1,326
Dominican Republic 7.45% 2044	$2,500	2,828
Dominican Republic 6.85% 2045[4]	600	644
Dominican Republic 6.50% 2048	692	715
Egypt (Arab Republic of) 6.125% 2022	2,000	2,028
Egypt (Arab Republic of) 5.577% 2023[4]	2,100	2,089
Egypt (Arab Republic of) 14.80% 2023	EGP34,900	1,951
Egypt (Arab Republic of) 17.20% 2023	13,000	782
Egypt (Arab Republic of) 5.875% 2025	$2,500	2,486
Egypt (Arab Republic of) 7.50% 2027[4]	4,000	4,199
Egypt (Arab Republic of) 15.70% 2027	EGP28,100	1,602
Egypt (Arab Republic of) 6.588% 2028[4]	$2,100	2,062
Egypt (Arab Republic of) 5.625% 2030	€1,465	1,585
Egypt (Arab Republic of) 8.50% 2047[4]	$ 200	205
Ethiopia (Federal Democratic Republic of) 6.625% 2024	3,500	3,568
European Bank for Reconstruction & Development 7.375% 2019	IDR7,190,000	505
Gabonese Republic 6.375% 2024	$3,080	2,959
Ghana (Republic of) 21.00% 2020	GHS2,340	458
Ghana (Republic of) 24.50% 2021	1,000	211
Ghana (Republic of) 24.75% 2021	9,871	2,077
Ghana (Republic of) 19.75% 2024	487	93
Ghana (Republic of) 19.00% 2026	9,830	1,871
Ghana (Republic of) 8.95% 2051[4]	$ 260	261
Greece (Hellenic Republic of) 3.50% 2023	€1,993	2,344
Greece (Hellenic Republic of) 3.45% 2024	4,590	5,356
Greece (Hellenic Republic of) 3.375% 2025	3,390	3,883
Greece (Hellenic Republic of) 3.75% 2028	3,200	3,631
Greece (Hellenic Republic of) 3.875% 2029	2,020	2,293
Greece (Hellenic Republic of) 4.20% 2042	871	927
Guatemala (Republic of) 4.375% 2027	$5,125	4,937
Honduras (Republic of) 6.25% 2027	6,900	7,323
Honduras (Republic of) 6.25% 2027[4]	2,975	3,157
India (Republic of) 6.84% 2022	INR503,000	7,278
India (Republic of) 7.16% 2023	310,000	4,517
India (Republic of) 7.68% 2023	70,000	1,041
India (Republic of) 7.17% 2028	125,000	1,774
India (Republic of) 7.59% 2029	303,100	4,396
India (Republic of) 7.61% 2030	72,350	1,053
Indonesia (Republic of) 3.375% 2023	$ 745	747
Indonesia (Republic of) 3.75% 2028	€1,000	1,301
Indonesia (Republic of), Series 77, 8.125% 2024	IDR59,381,000	4,354
Indonesia (Republic of), Series 59, 7.00% 2027	89,289,000	6,051
Indonesia (Republic of), Series 64, 6.125% 2028	206,529,000	13,165
Indonesia (Republic of), Series 71, 9.00% 2029	40,000,000	3,063
Indonesia (Republic of), Series 73, 8.75% 2031	42,600,000	3,201
Indonesia (Republic of), Series 65, 6.625% 2033	130,830,000	8,072
Indonesia (Republic of), Series 68, 8.375% 2034	24,000,000	1,734
Indonesia (Republic of), Series 72, 8.25% 2036	57,999,000	4,157
Iraq (Republic of) 6.752% 2023[4]	$5,505	5,593
Iraq (Republic of) 5.80% 2028	250	241
Jordan (Hashemite Kingdom of) 6.125% 2026	200	202
Jordan (Hashemite Kingdom of) 5.75% 2027[4]	4,800	4,714
American Funds Emerging Markets Bond Fund — Page 2 of 11

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Kazahkstan (Republic of) 1.55% 2023	€ 805	$ 933
Kazakhstan (Republic of) 2.375% 2028	1,040	1,210
Kazakhstan (Republic of) 6.50% 2045	$2,900	3,729
Kenya (Republic of) 5.875% 2019	1,020	1,023
Kenya (Republic of) 6.875% 2024	7,225	7,435
Kenya (Republic of) 7.25% 2028	2,400	2,430
Kenya (Republic of) 7.25% 2028[4]	1,725	1,747
Kenya (Republic of) 8.25% 2048[4]	660	670
Maharashtra (State of) 8.12% 2025	INR20,210	295
Maharashtra (State of) 7.25% 2026	100,000	1,390
Maharashtra (State of) 8.51% 2026	14,000	209
Malaysia (Federation of), Series 0217, 4.059% 2024	MYR1,930	480
Malaysia (Federation of), Series 0316, 3.90% 2026	16,367	4,074
Malaysia (Federation of), Series 0212, 3.892% 2027	11,033	2,718
Malaysia (Federation of), Series 0415, 4.254% 2035	5,600	1,370
Malaysia (Federation of), Series 0615, 4.786% 2035	2,425	630
Morocco (Kingdom of) 4.25% 2022	$3,650	3,730
Morocco (Kingdom of) 5.50% 2042	370	398
National Highways Authority of India 7.17% 2021	INR30,000	428
Nigeria (Republic of) 6.75% 2021	$3,150	3,253
Nigeria (Republic of) 6.75% 2021[4]	1,000	1,033
Nigeria (Republic of) 16.39% 2022	NGN250,000	732
Nigeria (Republic of) 14.20% 2024	485,000	1,337
Nigeria (Republic of) 6.50% 2027[4]	$ 235	233
Nigeria (Republic of) 16.288% 2027	NGN547,300	1,676
Nigeria (Republic of) 8.747% 2031	$ 700	774
Nigeria (Republic of) 12.40% 2036	NGN260,000	647
Nigeria (Republic of) 7.625% 2047[4]	$ 205	200
Nigeria (Republic of) 9.248% 2049	1,260	1,401
Oman (Sultanate of) 5.375% 2027	1,500	1,399
Oman (Sultanate of) 5.625% 2028	500	470
Pakistan (Islamic Republic of) 7.25% 2019	2,500	2,498
Pakistan (Islamic Republic of) 5.50% 2021[4]	700	701
Pakistan (Islamic Republic of) 8.25% 2024	700	749
Pakistan (Islamic Republic of) 8.25% 2025	1,200	1,287
Pakistan (Islamic Republic of) 6.875% 2027[4]	1,400	1,386
Pakistan (Islamic Republic of) 6.875% 2027	570	564
Panama (Republic of) 4.50% 2047	5,010	5,303
Panama (Republic of) 4.50% 2050	1,925	2,015
Paraguay (Republic of) 4.625% 2023	700	724
Paraguay (Republic of) 5.00% 2026[4]	2,400	2,532
Paraguay (Republic of) 5.00% 2026	720	759
Paraguay (Republic of) 5.60% 2048[4]	3,555	3,816
Peru (Republic of) 5.70% 2024	PEN1,760	561
Peru (Republic of) 4.125% 2027	$2,965	3,242
Peru (Republic of) 6.35% 2028	PEN5,400	1,767
Peru (Republic of) 6.15% 2032	10,375	3,295
Peru (Republic of) 8.75% 2033	$ 820	1,287
Peru (Republic of) 5.625% 2050	410	527
Philippines (Republic of the), Series 1063, 6.25% 2028	PHP180,000	3,587
Poland (Republic of) 4.00% 2024	$2,800	2,933
Poland (Republic of), Series 0420, 1.50% 2020	PLN38,814	10,120
Poland (Republic of), Series 0922, 5.75% 2022	6,200	1,822
Poland (Republic of), Series 0726, 2.50% 2026	23,777	6,189
Portuguese Republic 1.95% 2029	€1,010	1,209
American Funds Emerging Markets Bond Fund — Page 3 of 11

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Qatar (State of) 3.875% 2023[4]	$2,610	$ 2,689
Qatar (State of) 4.50% 2028[4]	2,900	3,105
Qatar (State of) 5.103% 2048[4]	3,200	3,512
Romania 4.875% 2024	1,300	1,386
Romania 4.75% 2025	RON1,560	374
Romania 2.875% 2029	€1,050	1,194
Romania 3.50% 2034	2,010	2,253
Romania 3.375% 2038	2,725	2,976
Romania 5.125% 2048	$1,340	1,340
Romania 5.125% 2048[4]	830	830
Romania 4.625% 2049	€3,200	3,726
Russian Federation 7.50% 2021	RUB455,000	6,914
Russian Federation 7.00% 2023	1,071,990	15,891
Russian Federation 8.15% 2027	779,690	11,952
Russian Federation 4.375% 2029[4]	$6,800	6,732
Russian Federation 4.375% 2029	200	198
Russian Federation 8.50% 2031	RUB405,206	6,294
Russian Federation 5.10% 2035[4]	$ 800	812
Russian Federation 5.25% 2047	7,400	7,444
Saudi Arabia (Kingdom of) 3.25% 2026[4]	2,300	2,243
Saudi Arabia (Kingdom of) 3.625% 2028[4]	1,180	1,172
Saudi Arabia (Kingdom of) 5.00% 2049	580	602
Saudi Arabia (Kingdom of) 5.25% 2050[4]	760	812
Senegal (Republic of) 8.75% 2021	839	910
Senegal (Republic of) 6.25% 2024	1,500	1,560
Senegal (Republic of) 4.75% 2028	€5,300	5,890
Senegal (Republic of) 4.75% 2028	740	822
South Africa (Republic of) 4.665% 2024	$1,500	1,516
South Africa (Republic of) 2.00% 2025[1]	ZAR7,468	486
South Africa (Republic of) 8.25% 2032	42,000	2,672
South Africa (Republic of) 8.50% 2037	49,500	3,083
South Africa (Republic of), Series R-186, 10.50% 2026	203,770	15,590
South Africa (Republic of), Series R-214, 6.50% 2041	170,395	8,368
South Africa (Republic of), Series R-2048, 8.75% 2048	174,560	10,927
Sri Lanka (Democratic Socialist Republic of) 6.25% 2021	$1,620	1,644
Sri Lanka (Democratic Socialist Republic of) 6.125% 2025	2,500	2,441
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025	900	908
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026[4]	1,350	1,357
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026	1,000	1,005
Sri Lanka (Democratic Socialist Republic of) 6.20% 2027	2,900	2,791
Sri Lanka (Democratic Socialist Republic of) 6.20% 2027[4]	2,800	2,694
Sri Lanka (Democratic Socialist Republic of) 6.75% 2028[4]	2,045	2,024
Sri Lanka (Democratic Socialist Republic of) 7.85% 2029[4]	3,375	3,531
Thailand (Kingdom of) 1.875% 2022	THB217,500	6,855
Thailand (Kingdom of) 2.125% 2026	239,550	7,444
Thailand (Kingdom of) 3.40% 2036	210,980	7,159
Turkey (Republic of) 10.50% 2020	TRY7,400	1,216
Turkey (Republic of) 3.00% 2021[1]	7,517	1,323
Turkey (Republic of) 9.20% 2021	15,600	2,137
Turkey (Republic of) 10.70% 2021	84,400	12,519
Turkey (Republic of) 6.25% 2022	$3,700	3,659
Turkey (Republic of) 8.50% 2022	TRY3,900	490
Turkey (Republic of) 7.25% 2023	$2,560	2,584
Turkey (Republic of) 12.20% 2023	TRY9,600	1,324
Turkey (Republic of) 2.00% 2024[1]	14,242	2,309
American Funds Emerging Markets Bond Fund — Page 4 of 11

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Turkey (Republic of) 5.75% 2024	$3,100	$ 2,940
Turkey (Republic of) 9.00% 2024	TRY8,125	965
Turkey (Republic of) 7.375% 2025	$ 800	805
Turkey (Republic of) 2.70% 2026[1]	TRY8,991	1,474
Turkey (Republic of) 4.25% 2026	$2,950	2,485
Turkey (Republic of) 4.875% 2026	4,900	4,240
Turkey (Republic of) 6.125% 2028	1,520	1,386
Turkey (Republic of) 5.75% 2047	2,750	2,191
Ukraine Government 8.994% 2024	2,670	2,688
United Mexican States 4.15% 2027	1,030	1,049
United Mexican States 4.00% 2046[1]	MXN74,106	3,752
United Mexican States 4.60% 2046	$ 550	532
United Mexican States 5.75% 2110	450	462
United Mexican States, Series M, 6.50% 2022	MXN65,000	3,228
United Mexican States, Series M, 8.00% 2023	192,300	9,981
United Mexican States, Series M20, 10.00% 2024	157,000	8,887
United Mexican States, Series M, 5.75% 2026	185,800	8,465
United Mexican States, Series M, 7.50% 2027	74,831	3,737
United Mexican States, Series M20, 8.50% 2029	271,000	14,364
Uruguay (Oriental Republic of) 9.875% 2022	UYU29,576	881
Uruguay (Oriental Republic of) 4.375% 2028[1]	45,525	1,448
Uruguay (Oriental Republic of) 8.50% 2028	95,119	2,471
Venezuela (Bolivarian Republic of) 7.00% 2018[5]	$ 225	64
Venezuela (Bolivarian Republic of) 7.75% 2019[5]	4,983	1,451
Venezuela (Bolivarian Republic of) 6.00% 2020[5]	3,353	993
Venezuela (Bolivarian Republic of) 12.75% 2022[5]	300	91
Venezuela (Bolivarian Republic of) 9.00% 2023[5]	4,895	1,487
Venezuela (Bolivarian Republic of) 8.25% 2024[5]	2,276	686
Venezuela (Bolivarian Republic of) 7.65% 2025[5]	450	133
Venezuela (Bolivarian Republic of) 11.75% 2026[5]	225	71
Venezuela (Bolivarian Republic of) 9.25% 2027[5]	3,060	979
Venezuela (Bolivarian Republic of) 9.25% 2028[5]	1,129	337
Venezuela (Bolivarian Republic of) 11.95% 2031[5]	377	117
Venezuela (Bolivarian Republic of) 7.00% 2038[5]	377	110
Zambia (Republic of) 11.00% 2021	ZMW9,300	596
Zambia (Republic of) 11.00% 2021	9,070	566
Zambia (Republic of) 11.00% 2021	105	6
Zambia (Republic of) 11.00% 2022	3,700	220
Zambia (Republic of) 13.00% 2026	1,600	80
		682,058
Corporate bonds & notes 6.52% Energy 3.27%
KazMunayGas National Co. JSC 4.75% 2027	$3,300	3,392
Petrobras Global Finance Co. 8.75% 2026	2,950	3,496
Petrobras Global Finance Co. 5.75% 2029	470	467
Petrobras Global Finance Co. 7.25% 2044	1,246	1,304
Petróleos Mexicanos 8.00% 2019	1,375	1,383
Petróleos Mexicanos 5.375% 2022	1,150	1,178
Petróleos Mexicanos 7.19% 2024	MXN73,770	3,202
Petróleos Mexicanos 6.875% 2026	$ 950	992
Petróleos Mexicanos 7.47% 2026	MXN177,870	7,400
Petróleos Mexicanos 6.50% 2029	$1,863	1,849
American Funds Emerging Markets Bond Fund — Page 5 of 11

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Petróleos Mexicanos 6.75% 2047	$1,190	$ 1,098
Petróleos Mexicanos 6.35% 2048	208	184
		25,945
Utilities 1.19%
Cemig Geração e Transmissão SA 9.25% 2024	1,085	1,180
Cemig Geração e Transmissão SA 9.25% 2024[4]	835	908
Enel Chile SA 4.875% 2028	3,250	3,435
Enersis Américas SA 4.00% 2026	615	609
State Grid Overseas Investment Ltd. 3.50% 2027[4]	2,260	2,269
State Grid Overseas Investment Ltd. 3.50% 2027	1,000	1,004
		9,405
Industrials 0.86%
Autoridad del Canal de Panama 4.95% 2035	400	428
DP World Crescent 4.848% 2028[4]	4,400	4,606
ENA Norte Trust 4.95% 2028	1,742	1,781
		6,815
Financials 0.62%
Bangkok Bank PCL 4.05% 2024[4]	2,300	2,364
Bangkok Bank PCL 4.45% 2028[4]	2,000	2,096
HDFC Bank Ltd. 8.10% 2025	INR30,000	428
		4,888
Consumer discretionary 0.21%
Alibaba Group Holding Ltd. 2.50% 2019	$1,700	1,698
Bonds & notes of governments & government agencies outside the U.S. 0.15%
PT Indonesia Asahan Aluminium Tbk 5.23% 2021[4]	785	818
PT Indonesia Asahan Aluminium Tbk 6.53% 2028[4]	350	400
		1,218
Communication services 0.13%
Tencent Holdings Ltd. 3.595% 2028	1,000	989
Materials 0.09%
Vale SA 6.25% 2026	625	682
Total corporate bonds & notes		51,640
U.S. Treasury bonds & notes 0.62% U.S. Treasury inflation-protected securities 0.62%
U.S. Treasury Inflation-Protected Security 0.625% 2023[1,6]	4,867	4,904
Total bonds, notes & other debt instruments (cost: $769,936,000)		738,602
American Funds Emerging Markets Bond Fund — Page 6 of 11

unaudited
Short-term securities 5.75% Bonds & notes of governments & government agencies outside the U.S. 3.16%	Principal amount (000)	Value (000)
Argentinian Treasury Bills (3.88%)-2.81% due 4/30/2019-7/31/2020	ARS347,781	$ 8,191
Egyptian Treasury Bills 15.55%-17.52% due 4/9/2019-8/20/2019	EGP184,300	10,426
Nigerian Treasury Bills 12.14%-14.31% due 8/1/2019-2/27/2020	NGN2,521,500	6,443
		25,060
Money market investments 2.59%	Shares
Capital Group Central Cash Fund	205,040	20,500
Total short-term securities (cost: $47,109,000)		45,560
Total investment securities 98.97% (cost: $817,045,000)		784,162
Other assets less liabilities 1.03%		8,126
Net assets 100.00%		$792,288
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[7] (000)	Value at 3/31/2019[8] (000)	Unrealized appreciation at 3/31/2019 (000)
5 Year U.S. Treasury Note Futures	Long	159	July 2019	$15,900	$18,417	$ 75
10 Year Ultra U.S. Treasury Note Futures	Long	155	June 2019	15,500	20,581	442
						$517
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2019 (000)
Purchases (000)	Sales (000)
USD3,473	ZAR48,375	Citibank	4/3/2019	$ 123
ZAR48,375	USD3,340	JPMorgan Chase	4/3/2019	11
USD3,363	PHP175,000	Citibank	4/5/2019	33
USD1,028	EUR900	Citibank	4/5/2019	17
INR147,180	USD2,107	Goldman Sachs	4/5/2019	15
USD1,201	INR85,900	JPMorgan Chase	4/5/2019	(37)
USD3,959	EUR3,485	JPMorgan Chase	4/8/2019	46
USD1,416	EUR1,250	Morgan Stanley	4/8/2019	12
USD318	EUR280	Morgan Stanley	4/8/2019	4
USD2,878	MXN55,900	HSBC Bank	4/8/2019	3
PHP175,000	USD3,333	JPMorgan Chase	4/8/2019	(4)
EUR2,400	USD2,728	HSBC Bank	4/8/2019	(34)
USD2,047	EUR1,805	Bank of America, N.A.	4/9/2019	20
USD2,009	THB64,000	JPMorgan Chase	4/9/2019	(9)
USD1,861	EUR1,465	Goldman Sachs	4/12/2019	216
USD2,093	EUR1,860	HSBC Bank	4/12/2019	4
USD10,598	EUR9,350	HSBC Bank	4/15/2019	95
USD409	ZAR5,850	HSBC Bank	4/15/2019	4
TRY3,300	USD577	Citibank	4/16/2019	1
TRY1,930	USD342	Citibank	4/16/2019	(4)
TRY548	USD100	JPMorgan Chase	4/16/2019	(4)
TRY1,300	USD237	JPMorgan Chase	4/16/2019	(10)
TRY2,910	USD532	Citibank	4/16/2019	(23)
American Funds Emerging Markets Bond Fund — Page 7 of 11

unaudited
Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2019 (000)
Purchases (000)	Sales (000)
TRY3,750	USD694	Bank of America, N.A.	4/16/2019	$ (38)
USD940	EUR825	JPMorgan Chase	4/23/2019	12
USD205	EUR180	JPMorgan Chase	4/23/2019	3
USD137	EUR120	Bank of New York Mellon	4/23/2019	2
USD5,795	EUR5,109	Goldman Sachs	4/25/2019	51
MXN35,000	USD1,849	Citibank	4/25/2019	(54)
USD1,036	THB32,900	Bank of America, N.A.	4/26/2019	(1)
USD2,640	EUR2,340	Bank of America, N.A.	4/30/2019	8
ARS32,520	USD753	Bank of America, N.A.	4/30/2019	(34)
USD14,317	EUR12,685	Goldman Sachs	5/6/2019	42
USD2,435	EUR2,150	HSBC Bank	5/6/2019	15
USD360	EUR320	JPMorgan Chase	5/6/2019	— [9]
USD1,493	ZAR21,700	UBS AG	5/6/2019	(4)
USD466	EUR410	JPMorgan Chase	5/7/2019	4
EUR115	USD131	JPMorgan Chase	5/7/2019	(1)
USD669	EUR590	Bank of America, N.A.	5/8/2019	5
USD3,024	INR210,100	JPMorgan Chase	5/9/2019	9
USD529	EUR466	JPMorgan Chase	5/9/2019	5
CZK34,474	EUR1,330	Citibank	5/20/2019	2
USD2,163	INR156,040	Goldman Sachs	6/6/2019	(68)
ARS8,560	USD197	Bank of America, N.A.	7/23/2019	(27)
ARS42,400	USD902	Bank of America, N.A.	7/23/2019	(62)
ARS42,100	USD925	Goldman Sachs	7/23/2019	(91)
ARS75,620	USD1,640	Bank of America, N.A.	7/23/2019	(141)
TRY6,400	USD1,002	Morgan Stanley	9/27/2019	(3)
CNH5,890	USD870	HSBC Bank	10/11/2019	5
USD475	CNH3,340	Morgan Stanley	10/11/2019	(21)
USD479	CNH3,365	Morgan Stanley	10/11/2019	(21)
USD475	CNH3,350	Citibank	10/11/2019	(23)
CZK2,945	USD131	JPMorgan Chase	10/29/2019	(3)
CZK22,350	USD1,000	UBS AG	10/29/2019	(23)
USD1,811	INR130,000	JPMorgan Chase	3/13/2020	— [9]
USD4,339	EUR3,755	Bank of America, N.A.	3/26/2020	1
				$28
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 3/31/2019 (000)
2.655%	3-month USD-LIBOR	12/30/2024	$36,300	$ 672	$ —	$ 672
3-month USD-LIBOR	2.795%	12/30/2029	19,300	(631)	—	(631)
					$—	$41
American Funds Emerging Markets Bond Fund — Page 8 of 11

unaudited
[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	Coupon rate may change periodically.
[3]	Step bond; coupon rate may change at a later date.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $86,759,000, which represented 10.95% of the net assets of the fund.
[5]	Scheduled interest and/or principal payment was not received.
[6]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $910,000, which represented .11% of the net assets of the fund.
[7]	Notional amount is calculated based on the number of contracts and notional contract size.
[8]	Value is calculated based on the notional amount and current market price.
[9]	Amount less than one thousand.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”) is valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $25,580,000. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied
American Funds Emerging Markets Bond Fund — Page 9 of 11

unaudited
by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $92,935,000. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amount of interest rate swaps was $33,612,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2019 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	$ —	$ 682,058	$ —	$ 682,058
Corporate bonds & notes	—	51,640	—	51,640
U.S. Treasury bonds & notes	—	4,904	—	4,904
Short-term securities	20,500	25,060	—	45,560
Total	$20,500	$763,662	$—	$784,162
American Funds Emerging Markets Bond Fund — Page 10 of 11

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$ 517	$ —	$ —	$ 517
Unrealized appreciation on open forward currency contracts	—	768	—	768
Unrealized appreciation on interest rate swaps	—	672	—	672
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(740)	—	(740)
Unrealized depreciation on interest rate swaps	—	(631)	—	(631)
Total	$517	$ 69	$—	$586
*	Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.

Key to abbreviations and symbols
ARS = Argentine pesos	MYR = Malaysian ringgits
BRL = Brazilian reais	NGN = Nigerian naira
CLP = Chilean pesos	PEN = Peruvian nuevos soles
CNH = Chinese yuan renminbi	PHP = Philippine pesos
COP = Colombian pesos	PLN = Polish zloty
CZK = Czech korunas	RON = Romanian leu
DOP = Dominican pesos	RUB = Russian rubles
EGP = Egyptian pounds	THB = Thai baht
EUR/€ = Euros	TRY = Turkish lira
GHS = Ghanaian cedi	USD/$ = U.S. dollars
IDR = Indonesian rupiah	UYU = Uruguayan pesos
INR = Indian rupees	ZAR = South African rand
LIBOR = London Interbank Offered Rate	ZMW = Zambian kwacha
MXN = Mexican pesos
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
© 2019 Capital Group. All rights reserved.
MFGEFPX-114-0519O-S66158	American Funds Emerging Markets Bond Fund — Page 11 of 11